FAIR VALUE MEASUREMENTS - Inputs and Valuations (Details)	Jun. 30, 2021 $ / shares yr
Private Placement Warrants Fair Value Per Share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	3.66
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	9.68
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	11.50
Remaining contractual term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs | yr	4.04
Estimated volatility of Class A Common Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	0.550
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	0.000
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	0.0067